Employees	12 Months Ended
Mar. 31, 2020
Employees [Abstract]
Employees
Employees

		2020		2019		2018
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
UK	82.6	82.8	84.3	83.4	82.2	82.5
Non-UK	22.7	22.6	22.4	23.1	23.6	23.7
Total employees	105.3	105.4	106.7	106.5	105.8	106.2

		2020		2019		2018
Number of employees in the group[a]	Year end 000	Average 000	Year end 000	Average 000	Year end 000	Average 000
Consumer	19.6	19.7	19.7	19.0	18.2	18.0
Enterprise[b]	12.2	12.8	13.4	13.8	13.2	13.5
Global	16.3	16.5	16.6	16.8	16.9	17.3
Openreach[b]	35.0	34.1	33.2	31.9	31.2	31.1
Other	22.2	22.3	23.8	25.0	26.3	26.3
Total employees	105.3	105.4	106.7	106.5	105.8	106.2

[a]	These reflect the full-time equivalent of full and part-time employees.

[b]	The 2018 comparative was restated in the prior year to reflect the change in segments and the transfer of Northern Ireland Networks, as described in note 1.